Benefit Plans, Change in Projected Benefit Obligation, Plan Assets and Funded Status Reconciliation (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) h	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Retirement Plan [Member]
Defined benefit plan [Abstract]
Requisite minimum period of employment	1 year
Requisite minimum hours of service | h	1,000
Number of consecutive years in highest compensation preceding retirement	5 years
Period preceding retirement considered in calculating benefits	10 years
Change in benefit obligation [Roll Forward]
Projected benefit obligation at beginning of year	$ 28,518	$ 31,219
Service cost	42	34	$ 42
Interest cost	1,244	1,197	1,303
Benefit payments and expected expenses	(1,798)	(1,937)
Net actuarial loss (gain)	2,818	(1,995)
Projected benefit obligation at end of year	30,824	28,518	31,219
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair Value of plan assets at beginning of year	44,157	47,227
Actual (loss) gain on plan assets	8,902	(1,126)
Benefit payments and actual expenses	(1,795)	(1,944)
Fair value of plan assets at end of year	51,264	44,157	47,227
Funded status at end of year	20,440	15,639
Postretirement Benefits [Member]
Change in benefit obligation [Roll Forward]
Service cost	65	53	103
Interest cost	239	202	218
Net actuarial loss (gain)	603	(290)
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair Value of plan assets at beginning of year	22,091	22,922
Actual (loss) gain on plan assets	4,285	(798)
Company contributions	155	145
Benefits paid	(173)	(178)
Fair value of plan assets at end of year	26,358	22,091	$ 22,922
Funded status at end of year	$ 20,224	$ 16,691